Leases - Summary of Right-of-use assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	¥ 208,606
Ending Balance	203,065	¥ 208,606
Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	243,782	234,114
Additions	12,820	17,251
Reduction	(6,380)	(7,583)
Ending Balance	250,222	243,782
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(35,176)	(24,328)
Additions	(15,085)	(14,765)
Reduction	3,104	3,917
Ending Balance	(47,157)	(35,176)
Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	208,606	209,786
Ending Balance	203,065	208,606
Land [member] | Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	180,600	171,941
Additions	4,659	9,331
Reduction	(1,456)	(672)
Ending Balance	183,803	180,600
Land [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(18,417)	(11,611)
Additions	(6,694)	(7,022)
Reduction	384	216
Ending Balance	(24,727)	(18,417)
Land [member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	162,183	160,330
Ending Balance	159,076	162,183
Buildings [member] | Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	56,890	57,337
Additions	5,451	5,120
Reduction	(3,708)	(5,567)
Ending Balance	58,633	56,890
Buildings [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(14,425)	(10,839)
Additions	(6,521)	(6,334)
Reduction	2,226	2,748
Ending Balance	(18,720)	(14,425)
Buildings [member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	42,465	46,498
Ending Balance	39,913	42,465
Equipment and Machinery [member] | Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	4,474	2,641
Additions	2,613	2,614
Reduction	(492)	(781)
Ending Balance	6,595	4,474
Equipment and Machinery [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(1,577)	(1,166)
Additions	(1,730)	(1,096)
Reduction	350	685
Ending Balance	(2,957)	(1,577)
Equipment and Machinery [member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,897	1,475
Ending Balance	3,638	2,897
Other assets [member] | Gross [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,818	2,195
Additions	97	186
Reduction	(724)	(563)
Ending Balance	1,191	1,818
Other assets [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(757)	(712)
Additions	(140)	(313)
Reduction	144	268
Ending Balance	(753)	(757)
Other assets [member] | Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,061	1,483
Ending Balance	¥ 438	¥ 1,061